Shareholders' Equity (Deficit) - Common stock (Details)	Dec. 31, 2021 Day vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common Stock, Number Of Votes Per Share | Day	10
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share | vote	1
Common shares, shares issued (in shares)	27,600,000	0
Common stock, shares outstanding	27,600,000	0
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000